Income taxes- Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Income taxes
U.S. income taxes, Current	$ (52)				$ (1,066)	$ (878)
U.S. income taxes, Deferred	686				38	1,152
U.S. income taxes, Total	634				(1,028)	274
Non-U.S. income taxes, Current	1,566				5,924	5,389
Non-U.S. income taxes, Deferred	4,682				(15,677)	(13,215)
Non-U.S. income taxes, Total	6,248				(9,753)	(7,826)
Income Tax Expense (Benefit), Total	$ 6,882	$ 11,379	$ 1,286		$ (10,781)	$ (7,552)
Predecessor [Member]
Income taxes
U.S. income taxes, Current				$ (20)
U.S. income taxes, Deferred				403
U.S. income taxes, Total				383
Non-U.S. income taxes, Current				5,547
Non-U.S. income taxes, Deferred				522
Non-U.S. income taxes, Total				6,069
Income Tax Expense (Benefit), Total				$ 6,452